UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.5%
Lear Corp.		29,600	$1,504,272
Capital Markets — 0.2%
E*Trade Financial Corp. (a)		29,600	467,976
Chemicals — 0.2%
CF Industries Holdings, Inc.		3,700	568,986
Wellman Holdings, Inc.		256	832
Wellman, Inc. (acquired 1/30/09, cost $295) (b)		1,266	4,115
			573,933
Commercial Banks — 0.2%
CIT Group, Inc. (a)		13,865	614,635
Commercial Services & Supplies — 0.1%
Air Lease Corp. (c)		12,900	363,974
Communications Equipment — 0.5%
Loral Space & Communications Ltd. (a)		20,518	1,364,857
Diversified Financial Services — 0.2%
Bank of America Corp.		57,000	669,750
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		70,784	1,203
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,099	4,396
Machinery — 0.1%
Navistar International Corp. (a)		3,309	217,964
Media — 1.7%
Belo Corp., Class A		66,718	529,741
Charter Communications, Inc. (a)		63,805	3,604,345
Clear Channel Outdoor Holdings, Inc. (a)		11,444	169,371
Sinclair Broadcast Group, Inc., Class A		50,000	481,000
			4,784,457
Metals & Mining — 0.1%
African Minerals, Ltd. (a)		47,050	424,911
Oil, Gas & Consumable Fuels — 0.7%
Alpha Natural Resources, Inc. (a)		12,200	668,438
Marathon Oil Corp.		23,000	1,245,910
			1,914,348
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)		122,117	378,130
Ainsworth Lumber Co. Ltd. (a)(c)		140,415	434,788
Western Forest Products, Inc. (c)		45,762	42,038

Common Stocks		Shares	Value
Paper & Forest Products (concluded)
Western Forest Products, Inc. (a)		158,023	$145,162
			1,000,118
Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries Ltd.		4,500	229,050
Road & Rail — 0.4%
Dollar Thrifty Automotive Group, Inc. (a)		13,400	1,111,530
Semiconductors & Semiconductor Equipment — 0.4%
Spansion, Inc., Class A (a)		51,950	1,040,558
SunPower Corp., Class B (a)		778	16,175
			1,056,733
Software — 1.1%
Bankruptcy Management Solutions, Inc. (a)		501	5
HMH Holdings/EduMedia		89,669	448,345
Kcad Holdings I Ltd.		184,016,803	2,533,911
			2,982,261
Total Common Stocks – 6.8%			19,286,368

Corporate Bonds		Par (000)
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc. (c):
6.88%, 3/15/18	USD	210	218,925
7.13%, 3/15/21		400	417,500
Kratos Defense & Security Solutions, Inc.:
10.00%, 6/01/17		470	517,000
10.00%, 6/01/17 (c)		456	501,600
			1,655,025
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		700	734,475
Series 2, 12.38%, 10/08/15		707	741,741
			1,476,216
Airlines — 2.8%
Air Canada, 9.25%, 8/01/15 (c)		900	934,875
American Airlines, Inc.:
10.50%, 10/15/12		940	1,001,100
7.50%, 3/15/16 (c)		140	138,250
Series 2001-2, 7.86%, 4/01/13		400	408,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
SPDR	Standard and Poor’s Depository Receipts
USD	UD Dollar

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Airlines (concluded)
Continental Airlines, Inc.:
6.75%, 9/15/15 (c)	USD	630	$639,450
Series 1997-4-B, 6.90%, 7/02/18 (d)		396	396,584
Series 2001-1-C, 7.03%, 12/15/12		199	192,737
Series 2010-1-B, 6.00%, 1/12/19		500	485,000
Delta Air Lines, Inc.:
Series 2010-1-B, 6.38%, 7/02/17		500	477,500
Series B, 9.75%, 12/17/16		992	1,051,492
United Air Lines, Inc., 12.75%, 7/15/12		2,062	2,255,715
			7,980,703
Auto Components — 1.6%
Allison Transmission, Inc., 11.00%, 11/01/15 (c)		230	247,250
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (c)(e)		210	212,363
Delphi Corp., 6.13%, 5/15/21 (c)(e)		170	170,000
Exide Technologies, 8.63%, 2/01/18 (c)		180	191,250
Icahn Enterprises LP:
4.00%, 8/15/13 (c)(f)(g)		255	245,437
8.00%, 1/15/18		3,035	3,126,050
International Automotive Components Group, 9.13%, 6/01/18 (c)(e)		410	418,316
			4,610,666
Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		264	283,140
Crown European Holdings SA, 7.13%, 8/15/18 (c)	EUR	245	368,446
			651,586
Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	435	444,182
Building Products — 1.3%
Associated Materials LLC, 9.13%, 11/01/17 (c)		220	227,425
Building Materials Corp. of America (c):
7.00%, 2/15/20		440	459,800
6.75%, 5/01/21		1,050	1,057,875
Griffon Corp., 7.13%, 4/01/18 (c)		430	438,600
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		270	290,925
9.00%, 1/15/21 (c)		1,085	1,160,950
			3,635,575
Capital Markets — 0.6%
American Capital Ltd., 7.96%, 12/31/13 (h)		510	524,443

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
E*Trade Financial Corp.:
12.50%, 11/30/17 (i)	USD	140	$168,350
3.39%, 8/31/19 (c)(f)(j)		244	373,015
Series A, 3.64%, 8/31/19 (f)(j)		7	10,701
KKR Group Finance Co., 6.38%, 9/29/20 (c)		650	693,429
			1,769,938
Chemicals — 3.4%
American Pacific Corp., 9.00%, 2/01/15		880	862,400
American Rock Salt Co. LLC, 8.25%, 5/01/18 (c)		138	139,725
Chemtura Corp., 7.88%, 9/01/18 (c)		530	575,050
Georgia Gulf Corp., 9.00%, 1/15/17 (c)		165	181,500
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		670	719,412
9.00%, 11/15/20 (c)		310	333,250
Huntsman International LLC (c):
6.88%, 11/15/13	EUR	280	413,022
8.63%, 3/15/21	USD	365	408,344
Ineos Finance Plc, 9.00%, 5/15/15 (c)		420	455,175
KRATON Polymers LLC, 6.75%, 3/01/19 (c)		125	126,250
MacDermid, Inc., 9.50%, 4/15/17 (c)		1,260	1,345,050
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		185	192,400
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (c)		646	714,637
Omnova Solutions, Inc., 7.88%, 11/01/18 (c)		595	601,694
Polymer Group, Inc., 7.75%, 2/01/19 (c)		144	148,320
PolyOne Corp., 7.38%, 9/15/20		215	230,319
Rhodia SA, 6.88%, 9/15/20 (c)		335	390,694
TPC Group LLC, 8.25%, 10/01/17 (c)		335	358,450
Wellman Holdings, Inc., Subordinate Note (f):
(Second Lien), 10.00%, 1/29/19		844	1,173,160
(Third Lien), 5.00%, 1/29/19 (i)		283	201,034
			9,569,886
Commercial Banks — 3.1%
CIT Group, Inc.:
7.00%, 5/01/16		3,336	3,348,998
7.00%, 5/01/17		4,270	4,286,093
6.63%, 4/01/18 (c)		1,067	1,121,976
			8,757,067

2	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies — 1.7%
ACCO Brands Corp., 10.63%, 3/15/15	USD	755	$847,487
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (c)		120	124,450
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		540	546,124
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		525	544,688
Casella Waste Systems, Inc., 7.75%, 2/15/19 (c)		650	658,125
Clean Harbors, Inc., 7.63%, 8/15/16 (c)		380	405,650
Mobile Mini, Inc., 7.88%, 12/01/20 (c)		230	243,225
RSC Equipment Rental, Inc. (c):
10.00%, 7/15/17		585	663,244
8.25%, 2/01/21		590	609,175
West Corp., 8.63%, 10/01/18 (c)		135	142,256
			4,784,424
Communications Equipment — 0.7%
Avaya, Inc.:
9.75%, 11/01/15		520	540,150
10.13%, 11/01/15 (i)		650	676,000
7.00%, 4/01/19 (c)		430	420,325
EH Holding Corp., 6.50%, 6/15/19 (c)(e)		380	384,275
			2,020,750
Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (c)		200	208,250
Construction Materials — 0.4%
Calcipar SA, 6.88%, 5/01/18 (c)		345	357,075
Nortek, Inc., 10.00%, 12/01/18 (c)		610	634,400
			991,475
Consumer Finance — 1.2%
Credit Acceptance Corp., 9.13%, 2/01/17		680	737,800
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (g)		215	216,363
7.80%, 6/01/12		200	210,386
7.00%, 4/15/15		1,830	1,999,094
6.63%, 8/15/17		139	151,494
			3,315,137
Containers & Packaging — 1.9%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (c)	EUR	475	702,370
Ball Corp., 6.75%, 9/15/20	USD	525	558,469
Berry Plastics Corp.:
8.25%, 11/15/15		135	144,788

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
Berry Plastics Corp. (concluded):
9.75%, 1/15/21	USD	925	$926,156
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	267	396,305
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	400	436,000
OI European Group BV, 6.88%, 3/31/17	EUR	155	228,358
Pregis Corp., 12.38%, 10/15/13	USD	565	560,762
Smurfit Kappa Acquisitions (c):
7.25%, 11/15/17	EUR	495	735,506
7.75%, 11/15/19		470	705,123
			5,393,837
Diversified Consumer Services — 1.1%
Service Corp. International, 7.00%, 6/15/17	USD	3,000	3,266,250
Diversified Financial Services — 5.4%
Ally Financial, Inc.:
7.50%, 12/31/13		280	302,400
8.30%, 2/12/15		540	602,100
6.25%, 12/01/17 (c)		660	679,904
8.00%, 3/15/20		440	485,650
7.50%, 9/15/20		670	721,088
8.00%, 11/01/31		880	965,614
8.00%, 11/01/31		1,760	1,949,200
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		450	496,125
FCE Bank Plc, 7.13%, 1/15/13	EUR	1,050	1,588,874
General Motors Financial Co., Inc., 6.75%, 6/01/18 (c)	USD	780	785,930
KION Finance SA, 7.88%, 4/15/18 (c)	EUR	160	224,500
Leucadia National Corp., 8.13%, 9/15/15	USD	1,175	1,304,250
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (c)		1,000	$1,070,000
Reynolds Group Issuer, Inc.:
8.50%, 10/15/16 (c)	EUR	400	603,702
8.50%, 10/15/16		210	316,944
7.13%, 4/15/19 (c)	USD	245	254,800
9.00%, 4/15/19 (c)		1,250	1,326,562
6.88%, 2/15/21 (c)		730	752,813
8.25%, 2/15/21 (c)		960	976,800
			15,407,256
Diversified Telecommunication Services — 3.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,035	1,014,300
GCI, Inc., 6.75%, 6/01/21 (c)		288	290,880
ITC Deltacom, Inc., 10.50%, 4/01/16		280	302,400
Level 3 Escrow, Inc., 8.13%, 7/01/19 (c)(e)		1,410	1,424,100

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
9.25%, 11/01/14	USD	84	$86,520
8.75%, 2/15/17		1,030	1,060,900
10.00%, 2/01/18		110	119,075
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,020	2,047,775
8.00%, 10/01/15		600	657,000
Series B, 7.50%, 2/15/14		1,450	1,469,937
Qwest Corp., 7.63%, 6/15/15		525	602,766
Windstream Corp.:
8.13%, 8/01/13		460	504,850
7.88%, 11/01/17		910	995,313
			10,575,816
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC:
11.00%, 10/12/15		11	11,825
11.50%, 10/12/15 (i)		660	711,975
8.00%, 12/15/18 (c)		570	611,325
Elster Finance BV, 6.25%, 4/15/18 (c)	EUR	114	164,072
			1,499,197
Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)	USD	245	253,575
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		128	131,200
7.75%, 5/15/17		250	262,500
Exterran Holdings, Inc., 7.25%, 12/01/18 (c)		445	458,350
Frac Tech Services LLC, 7.13%, 11/15/18 (c)		805	853,300
Key Energy Services, Inc., 6.75%, 3/01/21		450	455,625
MEG Energy Corp., 6.50%, 3/15/21 (c)		580	584,350
Oil States International, Inc., 6.50%, 6/01/19 (c)		705	709,406
Thermon Industries, Inc., 9.50%, 5/01/17		444	473,970
			4,182,276
Food & Staples Retailing — 0.5%
BI-LO LLC, 9.25%, 2/15/19 (c)		245	253,575
Rite Aid Corp.:
9.75%, 6/12/16		410	458,175
7.50%, 3/01/17		670	673,350
			1,385,100
Food Products — 0.8%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (c)		1,060	1,081,862

Corporate Bonds	Par (000)		Value
Food Products (concluded)
Boparan Holdings, Ltd. (c):
9.75%, 4/30/18	EUR	102	$147,522
9.88%, 4/30/18	GBP	145	237,350
Darling International, Inc., 8.50%, 12/15/18 (c)	USD	240	261,600
JBS USA LLC, 7.25%, 6/01/21 (c)		130	127,400
Reddy Ice Corp., 11.25%, 3/15/15		440	454,300
Smithfield Foods, Inc., 10.00%, 7/15/14		70	81,900
			2,391,934
Health Care Equipment & Supplies — 1.0%
DJO Finance LLC:
10.88%, 11/15/14		2,320	2,505,600
7.75%, 4/15/18 (c)		135	138,712
Hologic, Inc., 2.00%, 12/15/37 (f)(h)		255	248,944
			2,893,256
Health Care Providers & Services — 6.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (c)		415	424,338
ConvaTec Healthcare E SA (c):
7.38%, 12/15/17	EUR	600	889,363
10.50%, 12/15/18	USD	470	507,600
Crown Newco 3 Plc, 7.00%, 2/15/18 (c)	GBP	364	598,780
DaVita, Inc., 6.38%, 11/01/18	USD	400	409,500
Gentiva Health Services, Inc., 11.50%, 9/01/18		710	799,637
HCA, Inc.:
9.13%, 11/15/14		1,785	1,866,441
8.50%, 4/15/19		305	341,219
7.25%, 9/15/20		2,910	3,171,900
HealthSouth Corp., 8.13%, 2/15/20		215	236,500
IASIS Healthcare LLC, 8.38%, 5/15/19 (c)		935	940,844
inVentiv Health, Inc., 10.00%, 8/15/18 (c)		650	676,812
Omnicare, Inc.:
6.13%, 6/01/13		22	22,000
6.88%, 12/15/15		460	472,650
7.75%, 6/01/20		625	671,094
STHI Holding Corp., 8.00%, 3/15/18 (c)		320	329,600
Tenet Healthcare Corp.:
9.00%, 5/01/15		1,799	1,958,661
10.00%, 5/01/18		644	737,380
8.88%, 7/01/19		2,279	2,535,387
			17,589,706
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (c)		2,405	2,861,950

4	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Technology (concluded)
MedAssets, Inc., 8.00%, 11/15/18 (c)	USD	385	$397,031
			3,258,981
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp., 9.13%, 12/01/18 (c)		130	134,712
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		2,130	1,970,250
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	53	79,323
Diamond Resorts Corp., 12.00%, 8/15/18 (c)	USD	1,190	1,282,225
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)(e)		300	298,500
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	324	475,684
Harrah’s Operating Co., Inc., 11.25%, 6/01/17	USD	130	146,250
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (c)		300	270,000
MGM Mirage, 13.00%, 11/15/13		110	132,688
MGM Resorts International:
10.38%, 5/15/14		255	294,525
11.13%, 11/15/17		820	951,200
Sugarhouse HSP Gaming Prop. Mezz LP, 8.63%, 4/15/16 (c)		150	154,875
Travelport LLC:
4.94%, 9/01/14 (g)		160	139,200
9.88%, 9/01/14		75	69,563
9.00%, 3/01/16		120	105,300
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(k)		305	31
Vail Resorts, Inc., 6.50%, 5/01/19 (c)		185	188,931
			6,693,257
Household Durables — 2.9%
American Standard Americas, 10.75%, 1/15/16 (c)		410	429,475
Ashton Woods USA LLC, 21.57%, 6/30/15 (c)(l)		880	530,200
Beazer Homes USA, Inc.:
8.13%, 6/15/16		315	300,825
12.00%, 10/15/17		1,345	1,519,850
9.13%, 6/15/18		1,220	1,159,000
Ideal Standard International SPRL, 11.75%, 5/01/18 (c)	EUR	154	228,824
Jarden Corp., 7.50%, 1/15/20		305	453,190
Ryland Group, Inc., 6.63%, 5/01/20	USD	675	655,594
Standard Pacific Corp.:
10.75%, 9/15/16		1,390	1,605,450
8.38%, 5/15/18		645	656,288

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
Standard Pacific Corp. (concluded): 8.38%, 1/15/21 (c)	USD	780	$781,950
			8,320,646
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (c)	EUR	150	220,182
IT Services — 2.3%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (c)	USD	1,050	1,061,812
First Data Corp.:
9.88%, 9/24/15		195	201,338
9.88%, 9/24/15		345	355,350
7.38%, 6/15/19 (c)		940	956,450
8.88%, 8/15/20 (c)		535	580,475
12.63%, 1/15/21 (c)		2,114	2,298,975
SunGard Data Systems, Inc.:
7.38%, 11/15/18		480	489,600
7.63%, 11/15/20		600	622,500
			6,566,500
Independent Power Producers & Energy Traders — 3.1%
Calpine Corp. (c):
7.50%, 2/15/21		475	494,000
7.88%, 1/15/23		645	675,637
Energy Future Holdings Corp.:
10.00%, 1/15/20		3,395	3,675,624
Series R, 6.55%, 11/15/34		390	202,800
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		174	189,252
NRG Energy, Inc., 7.63%, 1/15/18 (c)		2,170	2,191,700
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		835	532,313
11.50%, 10/01/20 (c)		830	840,375
			8,801,701
Industrial Conglomerates — 2.4%
ALBA Group Plc & Co. KG, 8.00%, 5/15/18 (c)	EUR	107	158,900
Sequa Corp. (c):
11.75%, 12/01/15	USD	2,340	2,503,800
13.50%, 12/01/15		3,954	4,230,792
			6,893,492
Insurance — 1.4%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (c)		1,700	1,806,250
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		467	504,360
Genworth Financial, Inc.:
7.63%, 9/24/21		430	448,592
6.15%, 11/15/66 (g)		865	668,212

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
USI Holdings Corp., 4.14%, 11/15/14 (c)(g)	USD	680	$651,100
			4,078,514
Leisure Equipment & Products — 0.0%
Cinemark USA, Inc., 7.38%, 6/15/21 (c)		100	100,000
Machinery — 1.8%
AGY Holding Corp., 11.00%, 11/15/14		980	954,275
Navistar International Corp.:
3.00%, 10/15/14 (f)		1,960	2,851,800
8.25%, 11/01/21		140	153,825
Oshkosh Corp., 8.25%, 3/01/17		80	87,200
Titan International, Inc. (c):
5.63%, 1/15/17 (f)		240	689,400
7.88%, 10/01/17		465	499,875
			5,236,375
Media — 15.0%
AMC Entertainment, Inc., 8.75%, 6/01/19		405	434,869
Affinion Group, Inc., 7.88%, 12/15/18 (c)		815	774,250
CCH II LLC, 13.50%, 11/30/16		3,013	3,585,112
CCO Holdings LLC:
7.25%, 10/30/17		50	52,000
7.88%, 4/30/18		110	116,600
6.50%, 4/30/21		878	864,830
CMP Susquehanna Corp., 3.42%, 5/15/14 (c)(g)		160	152,000
CSC Holdings, Inc., 8.50%, 4/15/14		390	436,800
Catalina Marketing Corp., 10.50%, 10/01/15 (c)(i)		610	649,650
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (c)		870	826,500
Checkout Holding Corp., 6.93%, 11/15/15 (c)(j)		875	575,313
Citadel Broadcasting Corp., 7.75%, 12/15/18 (c)		385	416,281
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,525	1,662,250
Series B, 9.25%, 12/15/17		5,570	6,085,225
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		648	648,241
Loan Close 3, 12.00%, 8/15/18		741	741,125
Shares Loan, 4.00%, 8/15/18		764	764,359
Cumulus Media, Inc., 7.75%, 5/01/19 (c)		360	360,000
DISH DBS Corp.:
7.00%, 10/01/13		90	96,975
6.75%, 6/01/21 (c)		860	868,600

Corporate Bonds	Par (000)		Value
Media (concluded)
Gray Television, Inc., 10.50%, 6/29/15	USD	935	$993,437
Harland Clarke Holdings Corp.:
5.01%, 5/15/15 (g)		350	302,750
9.50%, 5/15/15		350	332,500
Intelsat Luxembourg SA:
11.25%, 6/15/16		560	593,600
11.50%, 2/04/17 (i)		260	281,775
11.50%, 2/04/17 (c)(i)		1,170	1,267,987
Interactive Data Corp., 10.25%, 8/01/18 (c)		1,030	1,145,875
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	EUR	673	1,009,676
Liberty Media Corp., 3.13%, 3/30/23 (f)	USD	1,113	1,342,556
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)		735	744,188
Musketeer GmbH, 9.50%, 3/15/21 (c)	EUR	425	666,663
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	USD	620	669,600
Nielsen Finance LLC:
11.63%, 2/01/14		117	137,768
7.75%, 10/15/18 (c)		2,145	2,300,512
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (c)(e)	GBP	207	335,446
ProQuest LLC, 9.00%, 10/15/18 (c)	USD	500	518,125
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(k)		850	425
Rainbow National Services LLC, 10.38%, 9/01/14 (c)		1,582	1,641,325
Regal Entertainment Group, 9.13%, 8/15/18		335	355,938
UPC Germany GmbH (c):
8.13%, 12/01/17	EUR	441	671,928
8.13%, 12/01/17	USD	755	802,188
9.63%, 12/01/19	EUR	570	906,417
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	500	560,000
UPCB Finance II Ltd., 6.38%, 7/01/20	EUR	822	1,141,472
Unitymedia GmbH, 9.63%, 12/01/19	EUR	168	267,154
Univision Communications, Inc., 6.88%, 5/15/19 (c)	USD	320	320,000
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	618	1,103,021
Xefin Lux SCA, 8.00%, 6/01/18 (c)	EUR	254	365,531
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)		388	582,799
Ziggo Finance BV, 6.13%, 11/15/17 (c)		800	1,157,036
			42,628,672

6	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining — 4.4%
Drummond Co., Inc.:
9.00%, 10/15/14 (c)	USD	630	$661,500
7.38%, 2/15/16		225	230,062
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (c)		1,580	1,643,200
Foundation PA Coal Co., 7.25%, 8/01/14		1,975	2,016,969
Goldcorp, Inc., 2.00%, 8/01/14 (f)		595	765,319
JMC Steel Group, 8.25%, 3/15/18 (c)		380	392,350
James River Escrow, Inc., 7.88%, 4/01/19 (c)		220	224,400
New World Resources NV, 7.88%, 5/01/18	EUR	655	985,028
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)	USD	430	577,275
Novelis, Inc., 8.75%, 12/15/20 (c)		3,525	3,895,125
Ryerson, Inc.:
7.65%, 11/01/14 (g)		325	329,469
12.00%, 11/01/15		265	285,537
Steel Dynamics, Inc., 7.38%, 11/01/12		205	217,812
Taseko Mines Ltd., 7.75%, 4/15/19		330	334,950
			12,558,996
Multiline Retail — 1.7%
Dollar General Corp., 11.88%, 7/15/17 (i)		4,351	4,971,018
Oil, Gas & Consumable Fuels — 9.8%
Alpha Natural Resources, Inc. (e):
6.00%, 6/01/19		720	724,500
6.25%, 6/01/21		905	920,837
Arch Coal, Inc., 7.25%, 10/01/20		785	828,175
Berry Petroleum Co., 8.25%, 11/01/16		510	534,225
Bill Barrett Corp., 9.88%, 7/15/16		45	51,075
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (c)		230	244,375
Chaparral Energy, Inc., 8.25%, 9/01/21 (c)		255	263,925
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,291	1,357,164
6.13%, 2/15/21		850	864,875
2.25%, 12/15/38 (f)		800	744,000
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (c)		320	319,200
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		266	288,610
Concho Resources, Inc., 7.00%, 1/15/21		410	429,475
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (c)		480	474,000

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Consol Energy, Inc., 8.25%, 4/01/20	USD	1,990	$2,208,900
Continental Resources, Inc., 7.13%, 4/01/21		370	394,050
Copano Energy LLC, 7.13%, 4/01/21		335	338,350
Crestwood Midstream Partners LP, 7.75%, 4/01/19 (c)		180	210,525
Crosstex Energy LP, 8.88%, 2/15/18 (c)			195,300
Denbury Resources, Inc.:
8.25%, 2/15/20		737	814,385
6.38%, 8/15/21		350	354,375
Energy Transfer Equity LP, 7.50%, 10/15/20		135	147,150
Energy XXI Gulf Coast, Inc. (c):
9.25%, 12/15/17		425	457,937
7.75%, 6/15/19		900	904,500
EV Energy Partners LP, 8.00%, 4/15/19 (c)		315	327,600
Forbes Energy Services, Ltd., 9.00%, 6/15/19 (c)(e)		365	366,825
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		770	812,350
Linn Energy LLC (c):
6.50%, 5/15/19		250	250,000
8.63%, 4/15/20		1,100	1,204,500
7.75%, 2/01/21		590	622,450
MarkWest Energy Partners LP, 6.75%, 11/01/20		135	139,050
Niska Gas Storage US LLC, 8.88%, 3/15/18 (c)		1,870	2,010,250
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (c)(e)		3,970	4,063,295
Oasis Petroleum, Inc., 7.25%, 2/01/19 (c)		365	367,738
Peabody Energy Corp., 6.50%, 9/15/20		455	489,694
Petrohawk Energy Corp.:
10.50%, 8/01/14		370	419,950
7.88%, 6/01/15		460	485,300
Range Resources Corp., 8.00%, 5/15/19		400	437,000
SM Energy Co., 6.63%, 2/15/19 (c)		285	291,769
SandRidge Energy, Inc., 7.50%, 3/15/21 (c)		915	947,025
Teekay Corp., 8.50%, 1/15/20		660	721,050
			28,025,754
Paper & Forest Products — 2.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(i)		1,162	1,150,845
Boise Paper Holdings LLC:
9.00%, 11/01/17		125	139,219
8.00%, 4/01/20		165	178,200

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Clearwater Paper Corp.:
10.63%, 6/15/16	USD	390	$441,675
7.13%, 11/01/18 (c)		585	608,400
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		1,600	1,816,000
NewPage Corp., 11.38%, 12/31/14		2,695	2,600,675
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		140	141,750
Verso Paper Holdings LLC, 11.50%, 7/01/14		756	820,260
			7,897,024
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International (c):
6.50%, 7/15/16		280	278,600
6.75%, 10/01/17		205	202,950
7.00%, 10/01/20		195	191,100
			672,650
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (c)		920	938,400
Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging LP, 6.75%, 6/01/19 (c)		1,405	1,397,975
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		345	350,175
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (c)		540	538,650
The Rouse Co. LP, 6.75%, 11/09/15		520	536,900
			2,823,700
Real Estate Management & Development — 2.4%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		335	352,588
Forest City Enterprises, Inc., 7.63%, 6/01/15		1,425	1,385,812
IVG Immobilien AG, 8.00%, 5/29/49 (g)	EUR	100	124,842
Realogy Corp. (c):
11.50%, 4/15/17	USD	795	838,725
12.00%, 4/15/17		300	314,250
7.88%, 2/15/19		2,655	2,668,275
Shea Homes LP, 8.63%, 5/15/19 (c)		1,120	1,132,600
			6,817,092
Road & Rail — 2.0%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		510	559,725
8.25%, 1/15/19		775	803,094
Florida East Coast Railway Corp., 8.13%, 2/01/17 (c)		410	427,425

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
The Hertz Corp. (c):
7.50%, 10/15/18	USD	645	$677,250
6.75%, 4/15/19		445	449,450
7.38%, 1/15/21		495	512,325
Hertz Holdings Netherlands BV (concluded):
8.50%, 7/31/15	EUR	110	169,382
8.50%, 7/31/15 (c)	EUR	1,325	2,040,283
			5,638,934
Semiconductors & Semiconductor Equipment — 0.3%
Lam Research Corp., 1.25%, 5/15/18 (c)(f)	USD	102	104,805
Linear Technology Corp., Series A, 3.00%, 5/01/27 (f)		435	469,256
Spansion LLC, 7.88%, 11/15/17 (c)		280	286,300
			860,361
Specialty Retail — 2.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (c)		365	380,513
Claire’s Escrow Corp., 8.88%, 3/15/19 (c)		285	273,600
Hillman Group, Inc., 10.88%, 6/01/18		530	583,000
House of Fraser Plc, 8.88%, 8/15/18 (c)	GBP	285	466,481
Ltd. Brands, Inc., 8.50%, 6/15/19	USD	785	919,431
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (c)		455	487,987
Phones4u Finance Plc, 9.50%, 4/01/18 (c)	GBP	400	651,475
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	370	394,975
Toys ‘R’ Us-Delaware, Inc., 7.38%, 9/01/16 (c)		420	436,800
United Auto Group, Inc., 7.75%, 12/15/16		1,025	1,055,750
			5,650,012
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (c)		431	440,698
Wireless Telecommunication Services — 3.8%
Clearwire Communications LLC, 12.00%, 12/01/15 (c)		290	317,188
Cricket Communications, Inc.:
10.00%, 7/15/15		765	832,894
7.75%, 5/15/16		220	233,750
Digicel Group Ltd. (c):
8.88%, 1/15/15		700	721,000
9.13%, 1/15/15		1,783	1,840,947
8.25%, 9/01/17		1,180	1,239,000
10.50%, 4/15/18		500	565,000

8	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
FiberTower Corp., 9.00%, 1/01/16 (i)	USD	302	$182,631
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		335	335,838
7.50%, 4/01/21		370	374,625
iPCS, Inc., 2.40%, 5/01/13 (g)		815	789,531
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		360	387,450
6.63%, 11/15/20		830	827,925
NII Capital Corp., 7.63%, 4/01/21		381	404,336
NII Holdings, Inc., 3.13%, 6/15/12 (f)		370	370,000
Sprint Capital Corp., 6.88%, 11/15/28		1,440	1,396,800
			10,818,915
Total Corporate Bonds – 104.4%			297,367,382

Floating Rate Loan Interests (g)
Airlines — 0.4%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		1,050	1,038,844
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		625	643,594
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/14/14		371	283,606
Chemicals — 0.3%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Facility (First Lien), 3.45% - 3.53%, 7/30/14		290	282,622
Styron Sarl, Term Loan B, 6.00%, 8/02/17		493	495,892
			778,514
Commercial Services & Supplies — 0.7%
AWAS Finance Luxembourg Sarl, Loan, 7.75%, 6/10/16		519	529,135
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		550	550,982
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 8/24/16		995	1,001,219
			2,081,336
Construction & Engineering — 0.7%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/18/17		2,000	2,000,000

Floating Rate Loan Interests (g)	Par (000)		Value
Consumer Finance — 1.8%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), 5.50%, 5/05/17	USD	5,150	$5,141,956
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		900	914,625
Health Care Providers & Services — 0.6%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		487	477,404
Tranche A Term Loan, 8.50%, 3/02/15		440	430,850
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16		893	894,657
			1,802,911
Hotels, Restaurants & Leisure — 0.5%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.30%, 1/28/15 (e)		364	338,364
Travelport LLC (FKA Travelport, Inc.), Loan, 8.26%, 3/27/12		1,333	1,060,029
			1,398,393
Household Durables — 0.1%
Visant Corp. (FKA Jostens), Term Loan B, 5.25%, 12/22/16		363	362,275
IT Services — 0.0%
First Data Corp.:
Initial B-1 Term Loan, 2.94%, 9/24/14		26	23,899
Initial B-2 Term Loan, 2.94%, 9/24/14		37	34,369
Initial B-3 Term Loan, 2.94%, 9/24/14		54	50,025
			108,293
Independent Power Producers & Energy Traders — 0.9%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.73%, 10/10/14		3,134	2,668,622
Media — 4.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,702	1,702,585

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)			Value
Media (concluded)
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 6/12/14	USD	939		$884,414
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		7,300		7,341,566
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,325		1,407,812
				11,336,377
Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,161		2,193,331
Paper & Forest Products — 0.5%
Verso Paper Finance Holdings LLC, 6.65% - 7.27%, 2/01/13 (i)		1,409		1,268,187
Pharmaceuticals — 0.3%
Axcan Pharma, Inc., Term Loan, 5.50%, 2/10/17		998		992,513
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan (Second Lien), 1.76%, 6/28/13		1,958		1,947,871
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Synthetic Letter of Credit, 4.64%, 10/10/16		134		124,176
Extended Term Loan B, 4.52%, 10/10/16		737		684,564
				808,740
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.02% - 5.00%, 5/29/14		113		103,898
Wireless Telecommunication Services — 0.7%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		1,812		1,866,182
Total Floating Rate Loan Interests – 13.9%				39,740,068

Foreign Agency Obligations
Republic of Indonesia, 4.88%, 5/05/21 (c)		530		537,950
Total Foreign Agency Obligations – 0.2%				537,950

Other Interests (m)	Beneficial Interest (000)			Value
Auto Components — 3.0%
Delphi Debtor-in-Possession Holding Co. LLP Class B Membership Interests	USD	—	(n)	$8,455,858
Lear Corp. Escrow		460		12,650
				8,468,508
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		575		6
Media — 0.0%
Adelphia Escrow		750		7
Adelphia Recovery Trust		941		94
				101
Total Other Interests – 3.0%				8,468,615

Preferred Securities

Preferred Stocks	Shares
Auto Components — 1.0%
Dana Holding Corp., 4.00% (c)(f)		17,500		2,721,250
Diversified Financial Services — 1.7%
Ally Financial, Inc., 7.00% (c)		2,430		2,347,304
Citigroup, Inc., 7.50% (f)		21,900		2,638,950
				4,986,254
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (f)		10,132		235,265
Media — 0.2%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(c)(g)		37,314		317,169
TRA Global, Inc. (a)		286,652		352,582
				669,751
Professional Services — 0.1%
Nielsen Holdings NV, 6.25% (a)(f)		450,000		281,531
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)		8,994		148,401
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O (a)		30,000		150,000
Freddie Mac, Series Z (a)		75,961		240,037
				390,037
Total Preferred Stocks – 3.3%				9,432,489

10	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Preferred Securities (concluded)

Trust Preferreds	Shares	Value
Diversified Financial Services — 1.2%
GMAC Capital Trust I, Series 2, 8.13%	123,700	$3,249,599
Total Trust Preferreds– 1.2%		3,249,599
Total Preferred Securities – 4.5%		12,682,088

Warrants (o)
Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/01/13)	700	45,036
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	32,042	—
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	485	5
Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (c)	42,640	356,301
New Vision Holdings LLC (Expires 9/30/14)	22,447	224
		356,525
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	334	3
HMH Holdings/EduMedia (Expires 3/09/17) (Expires 3/09/17)	11,225	—
		3
Total Warrants – 0.1%		401,569
Total Long-Term Investments (Cost – $362,230,738) – 132.9%		378,484,040

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (p)(q)	2,007,409	2,007,409
Total Short-Term Investments (Cost – $2,007,409) – 0.7%		2,007,409

Options Purchased	Contracts	Value
Exchange-Traded Put Options — 0.0%
SPDR S&P 500 ETF Trust, Strike Price USD 134.00, Expires 6/18/11	212	$28,620
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	19	—
Total Options Purchased (Cost – $79,213) – 0.0%		28,620
Total Investments (Cost – $364,317,360*) – 133.6%		380,520,069
Liabilities in Excess of Other Assets – (33.6)%		(95,767,864)
Net Assets – 100.0%		$284,752,205

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$365,424,617
Gross unrealized appreciation	$26,874,008
Gross unrealized depreciation	(11,749,482)
Net unrealized appreciation	$15,124,526

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Fund held less than 0.0% of its net assets, with a current market value of $4,115 and an original cost of $295, in these securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America	$369,200	$(444)
Barclays Capital	$40,400	$603
Citigroup	$1,232,200	$18,400
Deutsche Bank	$1,140,955	$9,612
Goldman Sachs	$80,800	$1,206
JP Morgan	$4,233,295	$93,295
Jefferies & Company	$366,825	$1,825
Merrill Lynch & Co., Inc.	$335,446	$282
Morgan Stanley	$1,857,700	$22,700

(f)	Convertible security.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Issuer filed for bankruptcy and/or is in default of interest payments.

(l)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(m)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(n)	Amount is less than $1,000.

(o)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at May 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,845,167	162,242	2,007,409	$662

(q)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	163,000	USD	232,661	UBS AG	6/1/11	$1,912
USD	467,121	CAD	449,000	Citibank NA	7/07/11	4,090
USD	2,862,068	GBP	1,750,500	Citibank NA	7/07/11	(16,277)
USD	1,165,903	GBP	714,000	UBS AG	7/07/11	(8,126)
USD	512,163	EUR	354,500	Citibank NA	7/27/11	2,684
USD	18,567,368	EUR	12,776,000	UBS AG	7/27/11	206,047
Total						$190,330

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
179	S&P 500 Index Emini	Chicago Mercantile	June 2011	$11,747,755	$(280,150)

•	Credit default swaps on traded indexes – sold protection outstanding as of May 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 10, 10 – 15%	0.00%	Deutsche Bank AG	6/20/11	CCC	$1,386	$(1,103)

[1] Using Standard & Poor’s (“S&P’s”) rating of the underlying securities.

[2] The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

• Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	12/20/13	$1,000	$64,321
Louisiana-		JPMorgan Chase
Pacific Corp.	5.00%	Bank NA	3/20/14	$500	(97,009)
Republic of		Deutsche Bank
Hungary	1.00%	AG	12/20/15	$300	(10,994)
		Deutsche Bank
Israel (State of)	1.00%	AG	3/20/16	$675	(11,523)
iStar Financial,		Deutsche Bank
Inc.	5.00%	AG	12/20/16	$225	(44,082)

Total					$(99,287)

•	Credit default swaps on single-name issues – sold protection outstanding as of May 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Advanced	5.00%	JPMorgan	3/20/15	B+	$600	$65,183
Micro		Chase Bank
Devices, Inc.		NA
ARAMARK	5.00%	Goldman	3/20/16	B	$500	1,910
Corp.		Sachs
		International
ARAMARK	5.00%	Goldman	6/20/16	B	$300	—
Corp.		Sachs
		International
Chesapeake	5.00%	JPMorgan	3/20/16	BB+	$275	2,036
Energy		Chase Bank
Corp.		NA

12	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

Chesapeake	5.00%	Credit Suisse	3/20/16	BB+	$275	2,036
Energy		International
Corp.
Chesapeake	5.00%	Goldman	3/20/16	BB+	$275	43
Energy		Sachs
Corp.		International
General	5.00%	Deutsche	3/20/21	B	$400	7,734
Motors Co.		Bank AG
iStar	5.00%	Deutsche	9/20/11	B+	$225	14,878
Financial,		Bank AG
Inc.
Texas	5.00%	Goldman	6/20/16	D	$250	(8,835)
Competitive		Sachs
Electric		International
Holdings
Co. LLC
Texas	5.00%	Goldman	9/20/12	D	$500	8,293
Competitive		Sachs
Electric		International
Holdings
Co. LLC
Total						$93,278

[1] Using S&P’s rating.

[2] The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes, as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$15,500,398	$798,762	$2,987,208	$19,286,368
Corporate Bonds	—	291,544,486	5,822,896	297,367,382
Floating Rate Loan Interests	—	27,427,679	12,312,389	39,740,068
Foreign Agency Obligations	—	537,950	—	537,950
Other Interests	94	8,455,858	12,663	8,468,615
Preferred Stocks	3,412,653	5,350,085	669,751	9,432,489
Warrants	45,036	—	356,533	401,569
Trust Preferreds	3,249,599	—	—	3,249,599
Short-Term Securities	2,007,409	—	—	2,007,409
Total	$24,215,189	$334,114,820	$22,161,440	$380,491,449

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$166,434	—	$166,434
Equity contracts	$28,620	—	—	28,620
Foreign currency exchange contracts	—	214,733	—	214,733
Liabilities:
Credit contracts	—	(173,546)	—	(173,546)
Equity contracts	(280,150)	—	—	(280,150)
Foreign currency exchange contracts	—	(24,403)	—	(24,403)
Total	$(251,530)	$183,218	—	$(68,312)

[1] Derivative financial instruments are financial futures contracts, swaps, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011	13

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants	Unfunded Loan Commitments (Liabilities)	Total
Assets/Liabilities
Balance, as of February 28, 2011	$719,326	$5,493,390	$10,323,930	$12,664	$463,230	$234	$(25,965)	$16,986,809
Accrued discounts/ premium	—	7,610	19,163	—	—	—	—	26,773
Realized gain (loss)	—	2,054	1,833	—	—	—	—	3,887
Net change in unrealized appreciation/ depreciation[2]	(1,378,085)	670,274	1,207,828	(1)	206,521	356,299	25,965	1,088,801
Purchases	3,915,113	385,201	23,369	—	—	—	—	4,323,683
Sales	—	(848,420)	(2,491,564)		—	—	—	(3,339,984)
Transfers in3	1,754	112,787	4,150,330	—	—	—	—	4,264,871
Transfers out[3]	(270,900)	—	(922,500)	—	—	—	—	(1,193,400)
Balance, as of May 31, 2011	$2,987,208	$5,822,896	$12,312,389	$12,663	$669,751	$356,533	$—	$22,161,440

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2011 was $(280,343).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

14	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 26, 2011